PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Cost	$ 2,777	$ 4,712
Accumulated depreciation	1,517	3,732
Property and equipment, net	1,260	980
Reduction to cost and accumulated depreciation	2,829	0	$ 0
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,880	3,322
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	444	608
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 453	$ 782